PROVISIONS - Rollforward (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current
Incorporation by merger	$ 599
Additions/(recoveries), Capital	402
Reclassifications	1,745
Decreases	(2,002)
Balance at the end	744
Non-current
Balance in the beginning	1,611	$ 1,410
Incorporation by merger	2,401
Additions/(recoveries), Capital	912	359
Additions/(recoveries), Interest	604	78
Reclassifications	(1,745)
Decreases	(315)	(236)
Balance at the end	3,468	1,611
Total provisions
Total provisions in the beginning	1,611	1,410
Incorporation by merger	3,000
Additions/(recoveries), Capital	1,314	359
Additions/(recoveries), Interest	604	78
Decreases	(2,317)	(236)
Total provisions at the end	4,212	1,611
Other information
Additions/(recoveries), Capital, charged to currency translation adjustments	60
Additions/(recoveries), Capital, charged to other operating income and expenses	1,254
Decrease in provisions relating to RECPAM		90
Provisions
Current
Incorporation by merger	599
Additions/(recoveries), Capital	402
Reclassifications	1,745
Decreases	(2,002)
Balance at the end	744
Non-current
Balance in the beginning	1,263	1,073
Incorporation by merger	1,854
Additions/(recoveries), Capital	864	348
Additions/(recoveries), Interest	732	78
Reclassifications	(1,741)
Decreases		(236)
Balance at the end	2,972	1,263
Asset retirement obligations
Non-current
Balance in the beginning	348	337
Incorporation by merger	547
Additions/(recoveries), Capital	48	11
Additions/(recoveries), Interest	(128)
Reclassifications	(4)
Decreases	(315)
Balance at the end	$ 496	$ 348